Filed with the U.S. Securities and Exchange Commission on January 27, 2026
1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	238	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	241	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-6115

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, 17th Floor Columbus, OH 43215
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 31, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 238 to the Registration Statement on Form N-1A of Series Portfolios Trust (the “Trust”) is being filed for the purpose of adding the audited financial statements and certain related financial information for the fiscal year ended September 30, 2025, for the Verity U.S. Treasury Fund, a series of the Trust.

Verity U.S. Treasury Fund

Investor Class
(Trading Symbol: USTVX)

Prospectus

January 31, 2026

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Verity U.S. Treasury Fund
A series of Series Portfolios Trust (the “Trust”)

Summary Section

Investment Objective
The Verity U.S. Treasury Fund (the “Fund”) seeks to earn current income, consistent with preservation of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Other Expenses	0.33%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement(2)	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.59%
(1) Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2) Verity Asset Management (the “Adviser”) has contractually agreed to waive its management fees, and/or reimburse Fund operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, redemption fees, acquired fund fees and expenses, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses and judgments and indemnification expenses) do not exceed 0.58% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least October 9, 2028, and may be terminated at any time thereafter upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$60	$208	$388	$910

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

During the Fund’s most recent fiscal period ended September 30, 2025, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The Fund’s assets may also be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities. Examples of U.S. government agency securities include securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). While the Fund generally intends to invest in investment grade securities, the Adviser may choose to purchase non-investment grade securities (sometimes referred to as “junk bonds”) from time to time. Such non-investment grade holdings will be limited to 10% of the Fund’s net assets. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury and government agency securities.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in direct debt obligations of the United States Treasury and in repurchase agreements collateralized by such securities, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury.

The Adviser employs a top-down, macroeconomic outlook to determine the portfolio’s duration and yield curve positioning. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, interest rates, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with the top-down, macroeconomic approach, the Adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, credit ratings, credit spreads, mortgage refinance rates, as well as other factors. The Fund may sell a security due to changes in the Adviser’s outlook or cash flow needs. A security may also be sold and replaced with one that, in the Adviser’s view, presents a better value or risk/reward profile.

The Adviser may select securities with varying maturities. If the market environment is defensive characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities.

The Fund’s holdings will range in maturity from less than a year to a maximum of the longest maturity Treasury bonds available. The effective duration of the Fund’s holdings is expected to vary from less than a year to a maximum of 25 years. Duration is a measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. The Fund is not a money market fund and does not seek to maintain a stable price per share. The Fund’s per share net asset value (“NAV”) will fluctuate as the values of its portfolio holdings change, and its yield will fluctuate as the securities in which it invests mature or are sold and the proceeds are reinvested in securities with different interest rates.

Unlike many fixed income funds that pay out dividends monthly, the Fund follows a dividend policy that permits (but does not assure that) its NAV per share to rise by distributing its net investment income quarterly, thus enabling the Fund to temporarily retain a greater portion of its assets invested in securities on which interest may continue to be earned.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Market Risk. The value of the Fund’s assets will fluctuate as the U.S. government securities market fluctuates. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Fund, or less than it was worth at an earlier time.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price.

Credit Risk. An issuer or guarantor of debt securities may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations.

U.S. Government and Agency Securities Risk. The Fund invests primarily in securities issued by the U.S. Treasury and may also invest in U.S. government agency securities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government and agency securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and-credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund. Such non-payment would result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

Income Risk. The Fund’s income generally declines during periods of falling interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call or buy-back) at a lower rate of interest or return.

Prepayment and Extension Risk. A security held by the Fund may be paid off by the issuer more quickly than originally anticipated, thereby shortening duration, and the Fund may then have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and may increase the magnitude of resulting price declines.

Inflation Risk. The value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Security Selection Risk. Securities selected for the Fund may perform differently than expected.

Non-Investment Grade Fixed-Income Securities Risk. Non-investment grade fixed-income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Non-investment grade fixed-income securities are inherently speculative because such securities present a greater risk of loss than investments in higher quality securities.

Repurchase Agreements Risk. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.

Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision.

Newer Adviser Risk. The Adviser has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index and an additional index that the Adviser believes more closely reflects the market segment in which the Fund primarily invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available by calling the Fund toll-free at 1-800-984-5014.

Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 1.95% (for the quarter ended September 30, 2024) and the worst performance was 0.08% (for the quarter ended December 31, 2024).

Average Annual Total Return as of December 31, 2025
Investor Class	1 Year	Since Inception (December 1, 2023)
Return Before Taxes	4.62%	4.03%
Return After Taxes on Distributions	3.16%	2.48%
Return After Taxes on Distributions and Sale of Fund Shares	2.72%	2.41%
Bloomberg U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	6.32%	4.55%
Bloomberg Short Treasury Total Return Index (reflects no deduction for fees, expenses or taxes)	4.31%	4.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury, excluding Treasury bills. The Bloomberg Short Treasury Total Return Index is composed of all U.S. Treasuries that have a remaining maturity between one and twelve months.

Management
Investment Adviser
Verity Asset Management is the Fund’s investment adviser.

Portfolio Manager
Brad Corbett, Director of Fixed Income & Alternative Investments, is the portfolio manager responsible for the day-to-day management of the Fund. Mr. Corbett has managed the Fund since its inception in 2023.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail to Verity U.S. Treasury Fund, c/o U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252, by wire transaction, by contacting the Fund by telephone at 1-800-984-5014 or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The Fund does not have an investment minimum for initial or subsequent investments; however, your financial intermediary may impose its own investment minimum.

Tax Information
The Fund’s dividends and distributions may be subject to Federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective
The Fund seeks to earn current income, consistent with preservation of principal. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The Fund’s assets may also be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities. Examples of U.S. government agency securities include securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). While the Fund generally intends to invest in investment grade securities, the Adviser may choose to purchase non-investment grade securities (sometimes referred to as “junk bonds”) from time to time. Such non-investment grade holdings will be limited to 10% of the Fund’s net assets. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury and government agency securities.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in direct debt obligations of the United States Treasury and in repurchase agreements collateralized by such securities, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury.

The Adviser employs a top-down, macroeconomic outlook to determine the portfolio’s duration and yield curve positioning. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, interest rates, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with the top-down, macroeconomic approach, the Adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, credit ratings, credit spreads, mortgage refinance rates, as well as other factors. The Fund may sell a security due to changes in the Adviser’s outlook or cash flow needs. A security may also be sold and replaced with one that, in the Adviser’s view, presents a better value or risk/reward profile.

The Adviser may select securities with varying maturities. If the market environment is defensive characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities.

The Fund’s holdings will range in maturity from less than a year to a maximum of the longest maturity Treasury bonds available. The effective duration of the Fund’s holdings is expected to vary from less than a year to a maximum of 25 years. Duration is a measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. The Fund is not a money market fund and does not seek to maintain a stable price per share. The Fund’s per share net asset value (“NAV”) will fluctuate as the values of its portfolio holdings change, and its yield will fluctuate as the securities in which it invests mature or are sold and the proceeds are reinvested in securities with different interest rates.

Unlike many fixed income funds that pay out dividends monthly, the Fund follows a dividend policy that permits (but does not assure that) its NAV per share to rise by distributing its net investment income quarterly, thus enabling the Fund to temporarily retain a greater portion of its assets invested in securities on which interest may continue to be earned.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions. During such times, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to pursue its investment objectives.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. This section provides additional information regarding the principal risks described in the Fund Summary above. Each of the factors below could have a negative impact on the Fund’s performance. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Market Risk. The value of the Fund’s assets will fluctuate as the U.S. government securities market fluctuates. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Fund, or less than it was worth at an earlier time.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.

Credit Risk. An issuer or guarantor of debt securities may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations.

U.S. Government and Agency Securities Risk. The Fund invests primarily in securities issued by the U.S. Treasury and may also invest in U.S. government agency securities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government and agency securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and-credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund. Such non-payment would result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

Income Risk. The Fund’s income generally declines during periods of falling interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call or buy-back) at a lower rate of interest or return.

Prepayment and Extension Risk. A security held by the Fund may be paid off by the issuer more quickly than originally anticipated, thereby shortening duration, and the Fund may then have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and may increase the magnitude of resulting price declines.

Inflation Risk. The value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Security Selection Risk. Securities selected for the Fund may perform differently than expected.

Non-Investment Grade Fixed-Income Securities Risk. Non-investment grade fixed-income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Non-investment grade fixed-income securities are inherently speculative because such securities present a greater risk of loss than investments in higher quality securities.

Repurchase Agreements Risk. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.

Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Trust’s Board of Trustees if it determines it is in the best interest of shareholders. As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Newer Adviser Risk. The Adviser has not previously served as an adviser to a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser
The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Verity Asset Management, located at 280 South Mangum Street, Suite 550, Durham, NC 27701. Founded in 1996, Verity Asset Management is an SEC-Registered Investment Adviser that provides investment management services to individual investors, retirement plan sponsors, and institutional accounts through a national network of advisors.

Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the oversight of the Board. Subject to the oversight of the Board, the Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Adviser also furnishes the Fund with office space and certain administrative services and provides the advisory personnel needed to fulfill its obligations under its Advisory Agreement. For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.42% of the Fund’s average daily net assets. For the fiscal period ended September 30, 2025, the Adviser received management fees of 0.25% (net of fee waivers) of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees, and may reimburse the Fund for certain operating expenses, in order to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, redemption fees, acquired fund fees and expenses, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses and judgments and indemnification expenses) do not exceed 0.58% of the average daily net assets of the Fund, also referred to herein as the Expense Cap. The Expense Cap will remain in effect through at least October 9, 2028, and may be terminated at any time thereafter upon 60 days’ written notice by the Board or the Adviser, with consent of the Board. The Adviser may also voluntarily waive additional management fees or absorb certain Fund expenses at its discretion. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

A discussion describing the Board’s most recent approval of the Investment Advisory Agreement is available in the Fund’s Form N-CSR filing with the SEC dated September 30, 2025.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Portfolio Manager
Brad Corbett, Director of Fixed Income & Alternative Investments, is the portfolio manager responsible for the day-to-day management of the Fund.

Brad Corbett has over 25 years of trading and investment management experience. In 2014, Mr. Corbett joined Verity Asset Management to create a fixed income group that provides investment management services to registered investment advisers pursuing fixed income strategies. Mr. Corbett holds an MBA from the University of North Carolina - Chapel Hill and a BA from Gettysburg College.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.

Payments to Financial Intermediaries
The Fund may pay service fees to financial intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to financial intermediaries who sell shares of the Fund. These payments and compensation are in addition to service fees paid by the Fund, if any. Payments are generally made to financial intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the financial intermediary. Payments may also be paid to financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. Compensation may be paid as an expense reimbursement in cases in which the financial intermediary provides shareholder services to the Fund. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Shareholder Information

Pricing of Fund Shares
Shares of the Fund are sold at its NAV. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. The Fund’s share price is ordinarily calculated as of the scheduled close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

All shareholder transaction orders received in good order (as described below under “Good Order Purchase Requests”) by U.S. Bank Global Fund Services (the “Transfer Agent”), or an authorized financial intermediary by the close of the NYSE, generally 4:00 p.m. Eastern Time, will be processed at the applicable price on that day. Transaction orders received after the close of the NYSE will receive the applicable price on the next business day. The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV). In valuing the Fund’s assets for calculating NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. In certain cases, fair value determinations may be made as described below under procedures as approved by the Board.

Fair Value Pricing
Occasionally, market quotations are not readily available or are unreliable. The Adviser has been designated by the Board as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As valuation designee, the Adviser has adopted and implemented policies and procedures to be followed when making fair value determinations, and such policies and procedures have been approved by the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Adviser would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the Adviser may adjust its fair valuation procedures.

How to Purchase Fund Shares
The Fund does not have an investment minimum for initial or subsequent investments.

Purchasing Fund Shares
The Fund’s shares are available for purchase at the NAV per share next determined after your order is received by either the Transfer Agent or a financial intermediary. Each share of the Fund represents an interest in the Fund’s portfolio of investments.

Good Order Purchase Requests
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•the name of the Fund;
•the dollar amount of shares to be purchased;
•your account application or investment stub; and
•a check payable to the Verity U.S. Treasury Fund or a wire transfer received by the Fund.

All purchases by check must be in U.S. dollars and drawn on U.S. banks. The Fund will not accept payment in cash or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

If your check is returned for any reason, the Transfer Agent will assess a $25 fee against your account. You will also be responsible for any losses suffered by the Fund as a result.

An account application to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted. The Fund reserves the right to reject any account application or to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so. For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund. Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below. Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation. Please note that if any information listed above is missing, your account application will be returned and your account will not be opened.

Upon acceptance by the Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern Time) will be processed at the applicable price next calculated after receipt. Purchase requests received after the close of the NYSE (generally 4:00 p.m., Eastern Time) will be priced on the next business day.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Mail. For direct investments through the Transfer Agent, you should:

•Complete and sign the account application;
•To open an account, write a check payable to the Verity U.S. Treasury Fund;
•Send your account application and check to one of the addresses listed below;
•For subsequent investments, detach the Invest by Mail form that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the Fund in the envelope provided with your statement or to one of the addresses noted below. Write your account number on the check. If you do not have the Invest by Mail form from your account statement, include the Fund name, your name, address and account number on a separate piece of paper.

Regular Mail	Overnight or Express Mail
Verity U.S. Treasury Fund	Verity U.S. Treasury Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
PO Box 219252	801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order or request is received at the Transfer Agent’s offices.

Purchase by Wire. If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a representative to submit your completed account application via mail or overnight delivery. Upon receipt of your completed account application, an account will be established for you and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-800-984-5014. Once your account has been established, you may instruct your bank to initiate the wire using the instructions provided below.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-984-5014 to advise of your wire to ensure proper credit upon receipt. Your bank must include the name of the Fund, and your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account # 112-952-137
Further Credit: Verity U.S. Treasury Fund
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire. You will receive the NAV for the day that your wired funds have been received by the Transfer Agent. Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time) to be eligible for same day pricing. Wires received after the close of the NYSE will be considered received by the next business day. The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Fund at 1-800-984-5014.

Purchase by Telephone. If you did not decline telephone transactions on your account application, if you included a voided check or savings deposit slip, and your account has been open for at least 7 business days, you may purchase additional Fund shares in the amount of $50 or more from your bank account upon request by telephoning the Fund toll-free at 1-800-984-5014. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to the close of the NYSE, generally 4:00 p.m. Eastern Time, shares will be purchased at the NAV next calculated. For security reasons, requests by telephone are recorded.

Automatic Investment Plan. Once your account has been opened, you may purchase additional shares of the Fund through the automatic investment plan (“AIP”) in amounts of at least $50. If you choose this option, funds will be automatically transferred from your bank account on a monthly, quarterly, semi-annual or annual basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 7 business days after the transfer agent has received your request. If your bank rejects your payment, the transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application. Any request to change or terminate your AIP should be submitted to the transfer agent five days prior to effective date.

Purchases Placed with Financial Intermediaries. You may buy and sell shares of the Fund through certain financial intermediaries. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Your order will be priced at the Fund’s NAV next computed after it is received by a financial intermediary. A financial intermediary may hold your shares in an omnibus account in the financial intermediary’s name and the financial intermediary may maintain your individual ownership records. Your financial intermediary may impose investment minimum requirements that are different from those set forth in this Prospectus. The Fund may pay the financial intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus. The Fund will be deemed to have received a purchase order when a financial intermediary, or its authorized designee, receives the order. If you transmit your order with these financial intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the financial intermediary or its authorized designee. Investors should check with their financial intermediary to determine if it is subject to these arrangements.

Cancellations or Modifications. The Fund will not accept a request to cancel or modify a written transaction once processing has begun. Please exercise care when placing a transaction request.

How to Redeem Fund Shares
If you redeem through a financial intermediary, the financial intermediary may charge you a transaction fee. If you purchased your shares by check or electronic funds transfer through the ACH network, you may not receive your redemption proceeds until your payment for the purchase has cleared, which may take up to 15 calendar days. Shareholders can avoid this delay by utilizing the wire purchase option. Redemptions will be processed only on a day during which the NYSE is open for business. You may receive the proceeds of redemption by check, wire or via electronic funds transfer through the ACH network. The Fund typically expects that it will take one to three days following the receipt of your redemption request in good order and prior to market close to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days.

The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described below in “Redemption In-Kind.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above and may also be used in stressed market conditions. Please note that certain fees may apply depending on the timing or manner in which you redeem shares (see the section entitled “Tools to Combat Frequent Transactions” in this Prospectus for more information). Requests to redeem shares are processed at the NAV next calculated after the Transfer Agent or your financial intermediary receives your request in good order.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA and other investment accounts may be redeemed by telephone at 1-800-984-5014. Investors will be asked whether or not to withhold taxes from any distribution.

Redeem by Mail. For direct redemptions through the Transfer Agent by mail you should:

•Provide your name and account number;
•Specify the number of shares or dollar amount to be redeemed and the Fund name or number;
•Sign the redemption request (the signature must be exactly the same as the one on your account application). Make sure that all parties that are required by the account registration sign the request, and any applicable signature guarantees are on the request; and
•Send your request to the appropriate address as provided above in the section entitled “Purchase by Mail”.

Redeem by Telephone. Unless you declined the option on your account application, you may redeem your shares of the Fund up to $250,000 by telephone. In order to arrange for the telephone redemption option after your account has been established, or to change the bank account or address designated to which redemption proceeds are sent, you must send the Fund’s Transfer Agent a written request. The request must be signed by each shareholder of the account. The Transfer Agent may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. To redeem by telephone, call the Transfer Agent at 1-800-984-5014 between the hours of 9:00 a.m. and 8:00 p.m. Eastern Time on a day the NYSE is open for business. Shares of the Fund will be sold in your account at the NAV determined on the day your order is placed prior to market close (generally, 4:00 p.m., Eastern Time); any redemption requests made after market close will receive the Fund’s next calculated NAV price.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ written notice to shareholders. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its Transfer Agent will be held liable if you are unable to place your trade due to high call volume.

Systematic Withdrawal Program. The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start this program, your account must have Fund shares with a value of at least $10,000 and the minimum payment amount is $50. This program may be terminated or modified by the Fund at any time. Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves redemption of Fund shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted. To establish the SWP, complete the SWP section of the Account Application. Please call 1-800-984-5014 for additional information regarding the SWP.

Redemptions Through a Financial Intermediary. If you hold your Fund shares through an account with a financial intermediary, you may redeem Fund shares through your financial intermediary or its authorized designee. Redemptions made through a financial intermediary may be subject to procedures established by that institution. Your financial intermediary or its authorized designee is responsible for sending your redemption order to the Fund and for crediting your account with the proceeds. For redemption through financial intermediaries, orders will be processed at the NAV next computed after receipt of the order by the financial intermediary or its authorized designee. Please keep in mind that your financial intermediary may charge additional fees for its services. Investors should check with their financial intermediaries to determine if they are subject to these arrangements.

Cancellations and Modifications. The Fund will not accept a request to cancel or modify a written transaction once processing has begun. Please exercise care when placing a transaction request.

Account and Transaction Policies

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. The Board has adopted policies and procedures reasonably designed to detect and prevent market timing and excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity, imposing redemption fees (as discussed in greater detail below) or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Adviser determines current market prices are not readily available or are unreliable. As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order (including exchanges), in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Adviser to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted in this Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Proceeds
Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request. If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your account application. There is a $15 fee for each wire transfer. When proceeds are sent via the ACH network, the funds are usually available in your bank account in two to three business days.

Check and Electronic Funds Transfer Clearance
The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase made by check or electronic funds transfer through the ACH network until the payment for the purchase clears. If the purchase amount does not clear, you may be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the Transfer Agent.

Suspension of Redemptions
The Fund may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee of each owner, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•For all redemption requests in excess of $250,000;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•When requesting a change in ownership on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the

New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Customer Identification Program
Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. If you do not supply the necessary information, the Transfer Agent may not be able to open your account. Please contact the Transfer Agent at 1-800-984-5014 if you need additional assistance when completing your account application. If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action it deems reasonable or required by law. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

No Certificates
The Fund does not issue share certificates.

Right to Reject Purchases
The Fund reserves the right to reject any purchase in whole or in part. The Fund may cease taking purchase orders at any time when the Adviser believes it is in the best interest of the current shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Redemption In-Kind
The Fund generally pays redemption proceeds in cash. However, the Fund reserves the right to pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind). It is not expected that the Fund would do so except during unusual market conditions. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and other similar documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at 1-800-984-5014 to request individual copies of these documents. The Fund will begin sending individual copies 30 calendar days after receiving your request. This policy does not apply to account statements. Automatic redemption of your account may result in tax consequences. Please see “Dividends, Distributions, and Their Taxation” below.

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. To help protect their accounts, shareholders should keep their accounts up-to-date and active, which may include calling the Fund at 1-800-984-5014 to generate shareholder-initiated activity such as completing an account transaction. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

Dividends, Distributions and their Taxation

If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to that tax year. You will be informed annually of the amount and nature of the Fund’s distributions. If you sell your Fund shares, it is a taxable event for you. An exchange of shares is treated as a taxable sale. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction. The Code limits the deductibility of capital losses in certain circumstances.

For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income or as qualified dividend income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. The Fund expects that, because of its investment objective, its distributions will consist primarily of long- and short-term capital gains (rather than dividend income). You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

Interest and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the total assets of the Fund consist of stock or securities of foreign corporations, the Fund intends to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors will be considered to have received as additional income their respective shares of such foreign taxes but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

The Fund intends to pay dividends from net investment income quarterly and to distribute all net realized capital gains at least annually. In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains. However, no assurances can be given that distributions will be sufficient to eliminate all taxes. Please note, however, that the objective of the Fund is growth of capital, not the production of distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

When a dividend or capital gain is distributed, the Fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing NAV unless you specifically request that either dividends or capital gains or both be paid in cash. If you elect to receive distributions and dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of the Fund.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash. Distributions are taxable whether received in cash or additional Fund shares.

The election to receive dividends or reinvest them may be changed by writing to the Fund at:

Verity U.S. Treasury Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

You may also change your distribution election by telephoning the Fund at 1-800-984-5014.

In order to allow sufficient processing time for a change in distribution elections, any change must be received at least five days prior to the record date for the distribution.

By law, the Fund must withhold a percentage of your taxable distribution and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. You may choose a method other than the Fund’s standing method at the time of your purchase or upon sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules may apply to them.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund shares. Consult your personal tax adviser about the potential tax consequences of an investment in Fund shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

Other Information

The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator and distributor, who provide services to the Fund. Shareholders of the Fund are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such contractual arrangements against the service providers or to seek any remedy under such contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Closing the Fund. The Board of Trustees retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders. Based on market and Fund conditions, and in consultation with the Adviser, the Board of Trustees may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Financial Highlights

The financial highlight table below is intended to help you understand financial performance for shares of the Fund since inception. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund's Form N-CSR dated September 30, 2025, which is available upon request.

VERITY U.S. TREASURY FUND FINANCIAL HIGHLIGHTS INVESTOR CLASS For a Fund share outstanding for the entire periods.
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.06	$15.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.54	0.51
Net realized and unrealized gain on investments(c)	0.01	0.04
Total from investment operations	0.55	0.55

LESS DISTRIBUTIONS FROM:
Net investments income	(0.54)	(0.49)
Total distributions	(0.54)	(0.49)
Redemption Fee per share	—	0.00(d)
Net asset value, end of period	$15.07	$15.06
Total Return(e)	3.71%	3.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$89,873	$75,402
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.75%	0.85%
After expense reimbursement/recoupment(f)	0.58%	0.54%(g)
Ratio of net investment income (loss) to average net assets(f)	3.59%	4.12%
Portfolio turnover rate(e)(h)	29%	32%

(a) Inception date of the Fund was December 1, 2023.
(b) Net investment income per share has been calculated based on average shares outstanding during the periods.
(c) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d) Amount represents less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Annualized for periods less than one year.
(g) Expenses for the Fund were reduced by $24,000, the equivalent of four basis points (0.04%), due to a one-time fee reduction which resulted in the Fund operating below its expense cap of 0.58% for the period.
(h) The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the periods.

INVESTMENT ADVISER:
Verity Asset Management
280 South Mangum Street, Suite 550
Durham, NC 27701

DISTRIBUTOR:
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

CUSTODIAN:
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL:
Thompson Hine LLP
41 South High Street, 17th Floor
Columbus, Ohio 43215

PRIVACY NOTICE

The Fund collects non-public information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Verity U.S. Treasury Fund
A series of Series Portfolios Trust

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) and Form N-CSR provide additional information about the Fund’s investments. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal period. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

The SAI, the Shareholder Reports, and Form N-CSR are available free of charge on the Fund’s website at https://verityinvest.com/ustvx. You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-800-984-5014 or by writing to:

Verity U.S. Treasury Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Reports and other information about the Fund are also available:

•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-23084)

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2026

Verity U.S. Treasury Fund

Investor Class
(Trading Symbol: USTVX)

Verity Asset Management
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252
1-800-984-5014

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Prospectus of the Verity U.S. Treasury Fund (the “Fund”), a series of Series Portfolios Trust (the “Trust”), dated January 31, 2026, as may be supplemented from time to time, which is incorporated by reference into this SAI. You may obtain a copy of the Prospectus without charge by contacting the Fund c/o U.S. Bank Global Fund Services at the address or telephone number listed above.

Investors in the Fund will be informed of the Fund’s progress through periodic reports. The Fund’s audited financial statements and notes thereto for the fiscal year ended September 30, 2025, and the unqualified opinions of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, on such financial statements are included in the Fund’s Form N-CSR dated September 30, 2025, and are incorporated by reference into this SAI. A copy of the Fund’s annual and semi-annual Form N-CSR may be obtained, without charge, upon request by contacting U.S. Bank Global Fund Services at the address or telephone number listed above, or by visiting the Fund's website at https://verityinvest.com/ustvx.

THE TRUST

The Trust is a Delaware statutory trust organized on July 27, 2015, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Declaration of Trust, as amended and/or restated to date (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any Trustee or Trust officer held personally liable for obligations of the Fund or the Trust. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible claims and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Declaration of Trust provides that the Trust shall not in any way be bound or limited by present or future laws or customs in regard to trust investments. The Declaration of Trust provides that a Trustee or officer shall be liable for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees, as trustees of a registered investment company, may have a number of duties ascribed to them under the Investment Company Act of 1940, as amended (the “1940 Act”) and the foregoing provisions are not intended to eliminate or alter those duties.

The Declaration of Trust provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand, including the requirement that 10% of the outstanding shares of the Fund who are eligible to bring such derivative action under the Delaware Statutory Trust Act join in the demand for the Trustees to commence such derivative action and that the shareholder making a pre-suit demand on the Board undertakes to reimburse the Fund for the expense of any advisers that the Board hires in its investigation of the demand, in the event the Board determines not to bring the action. The demand requirements set out in Delaware law and the Declaration of Trust, as described above, do not apply to shareholder actions alleging violations of the federal securities laws.

Additionally, the Declaration of Trust provides that the Court of Chancery of the State of Delaware, to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware shall be the exclusive forum in which certain types of litigation may be brought, which may require shareholders to have to bring an action in an inconvenient or less favorable forum. This exclusive forum provision does not apply to claims arising under the federal securities laws because the Securities Act of 1933 (“Securities Act”) and the 1940 Act allow claims to be brought in state and federal courts and the Securities Exchange Act of 1934 requires claims to be brought exclusively in federal court. The Declaration of Trust provides that shareholders waive any and all right to trial by jury in any claim, suit, action or proceeding.

Pursuant to the Declaration of Trust, to the extent that, at law or in equity, a Trustee or officer of the Trust has duties (including fiduciary duties) and liabilities relating thereto to the Trust, the shareholders or to any other person, such Trustee or officer acting under the Declaration of Trust shall not be liable to the Trust, the shareholders or to any other person for his or her good faith reliance on the provisions of the Declaration of Trust. Notwithstanding the foregoing, nothing in the Declaration of Trust modifying, restricting, or eliminating the duties or liabilities of the Trustees shall apply to or in any way limit the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons of matters arising under the federal securities laws.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund is a “diversified company” as that term is defined in the 1940 Act. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

INVESTMENT POLICIES AND RISKS

The Fund’s principal investment strategies utilized by the Fund’s Adviser (defined below) and the principal risks associated with the same are set forth in the Fund’s Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund.

Information Regarding the Fund’s Investment Strategies and Risks
General Market Risks
The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, Custodian (as defined below), Transfer Agent (as defined below), intermediaries, and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such portfolio companies to lose value.

Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme, and in many cases unprecedented, volatility and severe losses due to the pandemic caused by COVID‑19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers experienced particularly large losses. Such disruptions may reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve took extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. In 2022, the Federal Reserve increased the Federal Funds Target Rate, which, among other effects, resulted in higher debt costs for corporate borrowers. In addition, the U.S. economy experienced a high rate of inflation relative to recent historical periods. The Federal Reserve lowered the Federal Funds Target Rate three times in 2025. The impact of these events could adversely affect Fund performance.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the Fund’s permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies.

U.S. Government Securities
The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the

Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration, and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some of the securities issued directly by the U.S. Treasury include Treasury bills (having maturities of one year or less when issued); Treasury notes (having maturities of one to ten years when issued); Treasury bonds (having maturities of more than 10 years when issued); and TIPS. While U.S. Treasury securities have little credit risk, they are subject to price fluctuations prior to their maturity. U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch downgraded the U.S.’s long-term foreign-currency issuer default rating to ‘AA+’ from ‘AAA’. At the time of issuing the downgrade, Fitch cited the expected fiscal deterioration over the next several years, a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Non-Investment Grade Securities
The Fund may invest in non-investment grade securities. Non-investment grade securities are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “high-yield bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, in default or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, non-investment grade securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund will experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for non-investment grade bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular non-investment grade security.

New Legislation. Future legislation may have a possible negative impact on the market for non-investment grade securities. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in non-investment grade bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower rated securities.

Repurchase Agreements
The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Borrowing
Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Illiquid Investments
The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.

The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid investments may have an adverse impact on NAV.

Investments in Other Investment Companies
The Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”). As the shareholder of an ETF, the Fund would bear, along with other shareholders, its pro rata portion of the ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in ETFs may be limited by applicable law.

Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Fund’s NAV. The Fund may also invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

The Fund’s investments in ETFs are subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

Similarly, if the Fund invests in and, thus, is a shareholder of, another investment company that is not an ETF, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Additionally, the Fund may rely on Rule 12d1-4 under the 1940 Act to invest in such other funds in excess of the limits of Section 12(d)(1) if the Fund complies with the terms and conditions of such rule.

Securities Lending
The Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers, and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Temporary Defensive Positions
In order to respond to adverse or unstable market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

INVESTMENT RESTRICTIONS

The investment restrictions applicable to the Fund are set forth below and are either fundamental or non-fundamental. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-fundamental policies or restrictions may be changed by the Board without shareholder approval.

Fundamental Investment Restrictions
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy:

1.The Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.The Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.The Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations of state or municipal governments and their political subdivisions, (iii) securities of other investment companies, and (iv) repurchase agreements.

5.The Fund may not purchase or sell real estate, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs).

6.The Fund may not buy or sell commodities or commodity (futures) contracts, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

8.The Fund may not make investments for the purpose of exercising control or acquiring management of a company.

Percentage and Rating Restrictions
Except with respect to borrowing and liquidity, all percentage or rating restrictions on an investment or use of assets set forth herein or in the Prospectus are adhered to at the time of investment. Later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions. If the value of the Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions are appropriate to maintain adequate liquidity.

Additional Information Regarding Fundamental Investment Restrictions
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Lending. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements.

For purposes of the Fund’s fundamental investment restriction with respect to lending, the entry into repurchase agreements, lending securities, and acquiring of debt securities shall not constitute loans by the Fund.

Senior Securities and Borrowing. The 1940 Act prohibits the Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” In addition, “the Derivatives Rule” under the 1940 Act permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of “the Derivatives Rule”.

Concentration. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. The SEC staff has further maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance. In this regard, the Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Adviser may, but need not, consider industry classifications provided by third parties.

Underwriting. The 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

Commodities. The 1940 Act neither permits nor prohibits a fund from investing in commodities or commodity (futures) contracts. The Fund does not currently intend to invest in commodities or commodity (futures) contracts.

Diversification. The Fund is diversified. Under applicable federal laws, “diversified company” means that as to 75% of the Fund’s total assets, excluding cash, government securities and securities of other investment companies, (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified Fund under applicable federal laws.

Non-Fundamental Investment Restrictions
1.The Fund’s policy to invest at least 80% of its net assets in investments suggested by the Fund’s name has been adopted as a non-fundamental investment policy and may be changed without shareholder approval, but not without first changing the Fund’s name, upon 60 days’ prior written notice to shareholders.
2.The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.

PORTFOLIO TURNOVER

The frequency of the Fund’s portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The Fund’s portfolio turnover rate for the most recent fiscal year and period ended September 30 were as follows:

Fund	2025	2024
Verity U.S. Treasury Fund	29%	32%(1)
(1) For the period December 1, 2023 (the Fund’s inception) to September 30, 2024.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund. The Adviser has also adopted a policy with respect to disclosure of Fund’s portfolio holdings (the “Adviser’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”). The Adviser and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, distributor or any other affiliated person of the Fund. After due consideration, the Adviser and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”) is authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering the approval of any amendment to the Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Fund's annual and semi-annual Form N-CSR filed with the SEC and in the quarterly holdings report on Part F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

The Fund may, but is not required to, disclose some of the Fund’s portfolio holdings information on the Fund’s website, the Adviser’s website, at a shareholder meeting, in Adviser newsletters, or in other communications made available to all shareholders. Such portfolio holdings disclosures may include the Fund’s complete portfolio holdings, the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, or a percentage breakdown of the Fund’s investments by country, sector and industry, or particular holdings. The Adviser may not selectively disclose such information unless all of the information is disclosed by one of the above methods to all shareholders.

In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third-party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information. As of the date of this SAI these parties include Lipper, Morningstar, S&P, Bloomberg, Thomson Financial, Vickers Stock and CapitalBridge, Inc., all of which may receive such information 30 calendar days following the end of a calendar quarter.

In no event shall the Adviser, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Koji Felton (born 1961)	Chair and Trustee	Indefinite Term; Chair since April 2025; Trustee since September 2015.	Retired.	1	Independent Trustee, Listed Funds Trust (41 portfolios) (Since 2019).
Debra McGinty-Poteet (born 1956)	Trustee	Indefinite Term; Trustee since September 2015.	Retired.	1	Lead Independent Trustee, F/m Funds Trust (4 portfolios) (2015 - 2023).
Daniel B. Willey (born 1955)	Trustee	Indefinite Term; Trustee since September 2015.	Retired.	1	None
Officers of the Trust
Ryan L. Roell (born 1973)	President and Principal Executive Officer	Indefinite Term; Since July 2019.	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).	Not Applicable	Not Applicable
Douglas Schafer (born 1970)	Vice President, Treasurer and Principal Financial Officer	Indefinite Term; Since November 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2002).	Not Applicable	Not Applicable
Donna Barrette (born 1966)	Vice President, Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer	Indefinite Term; Since November 2019.	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC (since 2004).	Not Applicable	Not Applicable

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Adam W. Smith (born 1981)	Secretary	Indefinite Term; Since June 2019.	Vice President, U.S. Bancorp Fund Services, LLC (since 2012).	Not Applicable	Not Applicable
Leone Logan (born 1986)	Assistant Treasurer	Indefinite Term; Since October 2023	Officer, U.S. Bancorp Fund Services, LLC (since 2022); Senior Financial Reporting Analyst, BNY Mellon (2014 - 2022).	Not Applicable	Not Applicable
(1)    The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)    As of the date of this SAI, the Trust was comprised of 13 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

Additional Information Concerning the Board of Trustees
The Role of the Board

The Board oversees the management and operations of the Trust. Similar to other registered investment companies, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer provides reports as to financial reporting matters and the President provides reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board is comprised of three Independent Trustees - Mr. Koji Felton, Ms. Debra McGinty-Poteet, and Mr. Daniel Willey. Accordingly, all of the members of the Board are Independent Trustees, Trustees that are not affiliated with the Adviser or any sub-adviser to the funds of the Trust, affiliates of the Adviser or any sub-adviser to the funds of the Trust, the principal underwriter or its affiliates, or other service providers to the funds of the Trust. Mr. Felton serves as Independent Board Chair. The Board has established two standing committees: a Governance and Nominating Committee and an Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), which are discussed in greater detail below under “Trust Committees.” The Governance and Nominating Committee, Audit Committee and QLCC are comprised entirely of Independent Trustees. The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President and Principal Executive Officer of the Trust are not Trustees, but rather are a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Chair of the Board positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board reviews its structure and the structure of its committees annually. Given the specific characteristics of the Trust, as described above, the Board has determined that the structure of the Independent Chair, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.
Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the CCO to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.
The Board oversees the Fund’s liquidity risk through, among other things, receiving periodic reporting from the CCO. Additionally, as required by Rule 22e-4 under the 1940 Act, the Trust implemented a liquidity risk management program (the “Liquidity Program”) pursuant to the provisions of Rule 22e-4, as it relates to the Fund. The Board, including a majority of the Independent Trustees, approved the designation of a liquidity risk management program administrator (the “Liquidity Program Administrator”) who is responsible for administering the Liquidity Program. The Board reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Koji Felton. Mr. Felton has served as a Trustee since the Trust’s inception in 2015, and as the Independent Board Chair since 2025. Mr. Felton has substantial experience with the mutual fund industry and familiarity with federal securities laws and regulations. Mr. Felton’s prior experience includes serving as Director and Counsel for KKR Credit Advisors LLC, the asset manager arm of Kohlberg Kravis Roberts & Co. L.P. (2013 – 2015). Prior to that Mr. Felton served as counsel in the Financial Services Group at Dechert LLP from (2011 – 2013), as well as in various capacities, and ultimately as Senior Vice President and Deputy General Counsel for mutual funds, at Charles Schwab & Co., Inc. (1998 – 2011). Mr. Felton also worked as a staff attorney and served as an Enforcement Branch Chief for the San Francisco District Office of the SEC (1992 – 1998). Mr. Felton began his career as a litigation associate specializing in securities and banking litigation at Shearman & Sterling (1986 – 1992).
Debra McGinty-Poteet. Ms. McGinty-Poteet has served as a Trustee since the Trust’s inception in 2015 and has significant mutual fund industry experience, including her current and prior experience on mutual fund boards. Ms. McGinty-Poteet also served as Lead Independent Trustee and Chair of the Audit Committee for F/m Funds Trust (2015 – 2023). Prior to becoming a Trustee of the Trust, Ms. McGinty-Poteet served as the President, Chair of the Board, and Interested Trustee for Brandes Investment Trust where she also oversaw the proprietary and sub-advisory mutual fund business for Brandes Investment Advisors (1999 – 2012). Ms. McGinty-Poteet previously served as Chief Operating Officer of North American Trust Company (1997 – 1998); Global Managing Director of Mutual Funds at Bank of America (1992 – 1996); and in various capacities, and ultimately as Global Head of Mutual Funds, at Security Pacific Bank (1982 – 1992).
Daniel Willey. Mr. Willey has served as a Trustee since the Trust’s inception in 2015 and has significant work history and experience in the investment management industry. As a chief compliance officer, Mr. Willey has valuable experience in an oversight role and in working with regulatory compliance matters. Mr. Willey served as the Chief Compliance Officer of the United Nations Joint Staff Pension Fund (2009 - 2017). Prior to this role, Mr. Willey served as the Chief Operating and Chief Compliance Officer of Barrett Associates, Inc. (investment adviser and affiliate of Legg Mason) (2007 – 2009); President and Chief Executive Officer of TIMCO, Citigroup Asset Management (2004 – 2006); Head Equity Trader of TIMCO (1994 – 2004); Vice President, Shawmut National Bank (1992 – 1994); Investment Officer, State of Connecticut (1990 – 1992); Vice President, Bank of New England (Connecticut Bank & Trust) (1981 – 1990); Registered Representative, Tucker Anthony and R.L. Day, Inc. (1979 – 1981); and Assistant Analyst, The Travelers Insurance Company (1977 – 1979).
Trust Committees
The Trust has two standing committees: the Governance and Nominating Committee, and the Audit Committee, which also serves as the QLCC.

The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for making recommendations to the Board regarding various governance-related aspects of the Board’s responsibilities and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Governance and Nominating

Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust Bylaws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust no less than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. During the Fund’s fiscal period ended September 30, 2025, the Governance and Nominating Committee met three times.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. During the Fund’s fiscal period ended September 30, 2025, the Audit Committee met four times.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

Trustee Ownership of Fund Shares and Other Interests
No Trustee beneficially owned shares of the Fund as of December 31, 2025. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates as of the same date.

Compensation
The Independent Trustees each receive an annual retainer of $105,000 for their services on the Board. Prior to January 1, 2026, the Independent Trustees each received an annual retainer of $90,000. Trustees will also be reimbursed for out-of-pocket expenses in connection with each Board meeting attended. These reimbursements will be allocated among applicable portfolios of the Trust. Trustee compensation disclosed in the table does not include these reimbursements. The Trust has no pension or retirement plan. Set forth below is the compensation received by the Independent Trustees for the fiscal period ended September 30, 2025:

Name of Person/ Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Koji Felton, Independent Trustee	$6,820	None	None	$6,820
Debra McGinty Poteet, Independent Trustee	$6,820	None	None	$6,820
Daniel Willey, Independent Trustee	$6,820	None	None	$6,820
(1)Trustees’ fees and expenses are allocated among the Fund and all other series comprising the Trust.
(2)As of the date of this SAI, the Trust was comprised of 13 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund, and not to other series of the Trust. For the Fund’s fiscal year ended September 30, 2025, aggregate Independent Trustees’ fees and expenses were $258,750.

Codes of Ethics
The Trust, the Adviser, and the distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of the Adviser and the distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Trust’s Proxy Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Trust Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted proxy policies, which may be amended from time to time. In voting proxies, the Adviser is guided by fiduciary principles. All proxies are to be voted solely in the best interests of the beneficial owners of the securities. A copy of the Adviser’s proxy voting policies and procedures is attached to this SAI as Appendix A.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Fund is available on the Fund’s website at https://verityinvest.com/ustvx, without charge, upon request, by calling toll-free 1-800-984-5014, and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or is known by the Trust to own beneficially 5% or more of any class of the outstanding shares of any class of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

As of January 2, 2026, the following shareholders owned 5% or more of the outstanding shares of the Fund:

Verity U.S Treasury Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC For the Exclusive Benefits of its Customers Attn: Mutual Funds Dept., 4th FL 499 Washington Blvd. Jersey City, NJ 07310-1995	44.21%	Record
AXOS Clearing LLC FBO #185 PO Box 6503 Englewood, CO 80155-6503	34.97%	Record
Matrix Trust Company As Agent for Advisor Trust Inc. 717 17th St., Ste 1300 Denver, CO 80202-3304	10.84%	Record
FPS Trust Company FBO Various Clients 9200 E. Mineral Ave., Ste 225 Centennial, CO 80112-3592	8.01%	Record

As of January 2, 2026, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

THE INVESTMENT ADVISER

Verity Asset Management (the “Adviser”) serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Founded in 1996, Verity Asset Management is an SEC-Registered Investment Adviser that provides investment management services to individual investors, retirement plan sponsors, and institutional accounts through a national network of advisors. The Adviser is wholly owned by Verity Financial Group, Inc. (“VFG”). VFG is wholly owned by Simplicity Financial Marketing Holdings, Inc., a diversified financial holdings company.

As compensation, the Fund pays the Adviser a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.42%.

The Advisory Agreement continues in effect for an initial two-year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In addition, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, redemption fees, acquired fund fees and expenses, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses and judgments and indemnification expenses) in order to limit the Total Annual Fund Operating Expenses to 0.58% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least October 9, 2028 and may be terminated at any time thereafter upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. The Adviser may also voluntarily waive additional management fees or absorb certain Fund expenses at its discretion. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of the recoupment. Recoupment amounts may also include organizational expenses incurred prior to the commencement of operations subject to recoupment within three fiscal years of the date of such reimbursement.

For the fiscal period ended September 30, the Fund paid the following management fees to the Adviser:

Fiscal Period End	Investment Advisory Fees Accrued	Fund Expenses Waived or Reimbursed by Adviser	Net Advisory Fees Paid to Adviser
2025	$356,590	$(146,331)	$210,259
2024	$242,202	$(155,373)	$86,829

Portfolio Manager
Mr. Brad Corbett serves as the portfolio manager for the Fund and is primarily responsible for the day-to-day management of the Fund. Information regarding other accounts managed by Mr. Corbett as of September 30, 2025, is set forth below:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	$0	$0	0	$0
Other Accounts	718	$127	0	$0

Compensation
Mr. Corbett’s compensation primarily consists of a fixed base salary and a discretionary bonus. Mr. Corbett is also eligible to participate in the Adviser’s retirement plan arrangements. Mr. Corbett’s compensation is not linked to any specific factors, such as the Fund’s performance or asset levels, although positive performance and growth in managed assets are factors that may contribute to the profits and overall revenue growth of the Adviser, which could lead to increased compensation for Mr. Corbett.

Conflicts of Interest
Material conflicts of interest that may arise in connection with the Mr. Corbett’s management of the Fund’s investments and investments of other accounts managed by Mr. Corbett include conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed. The Adviser has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Fund and other accounts and that are designed to ensure that all accounts, including the Fund, are treated fairly and equitably over time.

Additional information about potential conflicts of interest is set forth in Part 2A of the Adviser’s Form ADV, which is available on the SEC’s website (adviserinfo.sec.gov).

Ownership of Shares
The following table sets forth the dollar range of securities of the Fund beneficially owned by the portfolio manager as of September 30, 2025.

Portfolio Manager	Dollar Range of Securities in the Fund Beneficially Owned
Brad Corbett	$1 - $10,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Fund. Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Fund, a fee based on the Fund’s current average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

For services rendered to the Fund, Fund Services received the following in fund administration and fund accounting fees during the fiscal period ended September 30:

2025	2024(1)
$107,793	$89,885
(1) For the period December 1, 2023 (the Fund’s inception) to September 30, 2024.

Custodian
U.S. Bank National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust. For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction-based fees, and is reimbursed for out of pocket expenses. The Custodian’s address is 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. Fund Services, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.
Independent Registered Public Accounting Firm and Legal Counsel
Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund's financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

Thompson Hine LLP, 1301 41 South High Street, 17th Floor, Columbus, Ohio 43215, serves as legal counsel to the Trust and to the Independent Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price. The price of over-the-counter securities usually includes an undisclosed commission or markup.

In selecting brokers or counterparties for the Fund, the Adviser will use its best judgment to choose the brokers most likely to provide “best execution.” Brokers are selected on the basis of an evaluation by the Adviser of the overall value and quality of the brokerage services provide by such firms to clients of the

Adviser, including the Fund. Such service and characteristics may include, but are not limited to: commission rates charged by the broker and the ability to minimize overall costs to the Adviser’s clients; possible adverse market impact of the order and/or the Adviser’s opinion of which broker is best able to handle the order to minimize adverse market impact; execution capability and expertise; responsiveness; trading infrastructure; and ability to accommodate any special execution orders or handling requirements. The Adviser’s choice of brokers and best execution is subject to periodic, ongoing review by the Adviser.

In selecting brokers, the Adviser does not have an obligation to seek the lowest available cost, but rather may consider all relevant factors, including those noted above. As a result, the Adviser may pay transaction costs that would be higher than the Adviser may be able to obtain through another broker.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment manager to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The Adviser will limit the use of “soft dollars” to obtain research and brokerage services to services which constitute research and brokerage within the meaning of Section 28(e). Research services within Section 28(e) may include, but are not limited to, research reports (including market research); certain financial newsletters and trade journals; software providing analysis of securities portfolios; corporate governance research and rating services; attendance at certain seminars and conferences; discussions with research analysts; meetings with corporate executives; consultants’ advice on portfolio strategy; data services (including services providing market data, company financial data and economic data); advice from brokers on order execution; and certain proxy services. Brokerage services within Section 28(e) may include, but are not limited to, services related to the execution, clearing and settlement of securities transactions and functions incidental thereto (i.e., connectivity services between an investment manager and a broker-dealer and other relevant parties such as custodians); trading software operated by a broker-dealer to route orders; software that provides trade analytics and trading strategies; software used to transmit orders; clearance and settlement in connection with a trade; electronic communication of allocation instructions; routing settlement instructions; post trade matching of trade information; and services required by the SEC or a self-regulatory organization such as comparison services, electronic confirms or trade affirmations.

For the fiscal period ended September 30, 2025, the Fund did not pay any brokerage commissions. The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. The Fund did not own any securities of its regular broker-dealers during the fiscal period September 30, 2025.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations. The Declaration of Trust further provides that Trustees shall have no power to bind any shareholder personally for the payment of any sum of money other than such as the shareholder may personally agree to pay.

DETERMINATION OF SHARE PRICE

The NAV of shares of the Fund will be determined once daily ordinarily as of the scheduled close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the NAV of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.

In valuing the Fund’s assets for calculating NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the market and not on NASDAQ are valued at the most recent trade price. All other assets of the Fund are valued in such manner as the Adviser in good faith deems appropriate to reflect their fair value, subject to Board oversight.

The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser performs the fair value determinations relating to any or all Fund investments, subject to Board oversight. The Adviser has established procedures for its fair valuation of the Fund’s investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Adviser’s fair value procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Adviser’s fair value procedures are designed to value a security at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares
In addition to purchasing shares directly from the Fund, you may purchase shares through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediaries directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediaries. Investors should check with their Financial Intermediaries to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is the NAV. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form, as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Fund, and (iii) to the extent applicable, to reduce or waive any minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy the Fund’s shares must be readily marketable; their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

A redemption is generally treated for U.S. federal income tax purposes as a taxable sale of the redeemed shares, the consequences of which are described below in “Tax Information”.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Redemptions In-Kind
The Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. An in-kind redemption is generally treated for U.S. federal income tax purposes as a taxable sale of the redeemed shares, the consequences of which are described below in “Tax Information.”

The Fund may hold up to 15% of its net assets (plus any borrowings for investment purposes) in illiquid investments. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. Because the Fund may hold illiquid investments, such distribution may contain a pro rata portion of such illiquid investments or the Fund may determine, based on a materiality assessment, not to include illiquid investments in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid investments to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Fund intends to pay dividends from net investment income quarterly and to distribute all net realized capital gains at least annually, as described in the Prospectus. The Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.

All distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement addressing the U.S. federal income tax status of all distributions that relate to the previous year. You are responsible for the payment of taxes with respect to your investment in the Fund.

Tax Information
The following summary describes the material U.S. federal income tax consequences to United States Holders (as defined below) of shares in the Fund. This summary is based upon the Code, Treasury regulations promulgated thereunder, administrative pronouncements and judicial decisions, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. This summary addresses only shares that are held as capital assets within the meaning of Section 1221 of the Code and does not address all of the tax consequences that may be relevant to shareholders in light of their particular circumstances or to certain types of Shareholders subject to special treatment under the Code, including, without limitation, certain financial institutions, dealers in securities or commodities, traders in securities who elect to apply a mark-to-market method of accounting, insurance companies, tax-exempt organizations, partnerships or S-corporations (and persons who own their interest in shares through a partnership or S-corporation), expatriates of the United States, persons who are subject to alternative minimum tax, persons that have a “functional currency” other than the United States dollar, persons who hold shares as a position in a “straddle” or as a part of a “hedging,” “conversion” or “constructive sale” transaction for U.S. federal income tax purposes or persons who received their shares as compensation. This summary also does not address the state, local or foreign tax consequences of an investment in the Fund.

For purposes of this discussion, a “United States Holder” means a holder of shares that for U.S. federal income tax purposes is:

•a citizen or resident of the United States;
•a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, any State or the District of Columbia;
•an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or
•a trust whose administration is subject to the primary supervision of a United States court, and which has one or more United States persons who have the authority to control all of its substantial decisions, or which has a valid election in effect under applicable Treasury regulations to be treated as a United States person.

If a partnership (or other entity treated as a partnership for U.S. federal income tax purposes) holds shares, the tax treatment of a partner will generally depend upon the status of such person and the activities of the limited liability company or partnership. A shareholder that is a partnership should consult its own tax advisors regarding the treatment of its partners.

Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal income tax consequences of an investment in the Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Fund.

Tax Treatment of the Fund
Each series of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Fund has elected to qualify and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Code, requiring it to comply with all applicable requirements regarding its income, assets and distributions. Provided that the Fund qualifies as a regulated investment company, it is eligible for a dividends paid deduction, allowing it to offset dividends it pays to shareholders against its taxable income; if the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation.

The Fund’s policy is to distribute to its shareholders all of its taxable income, including any net realized capital gains (taking into account any capital loss carry-forward of the Fund), each year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, and results in the Fund not being subject to any U.S. federal income or excise taxes. In particular, in order to avoid the non-deductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all U.S. federal income taxes. The Fund is not required to consider tax consequences in making or disposing of investments.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and which are determined under Treasury regulations to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (as adjusted under Section 852(b)(2) of the Code, but not taking into account the Fund’s dividends paid deduction; in the case of the Fund generally consisting of interest and dividend income, less expenses)) and 90% of the Fund’s net tax-exempt interest, if any.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund. As of September 30, 2025, the Fund had $164,737 in short-term capital loss carryovers which will be permitted to carried over for an unlimited period.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The Qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate-dividends received deduction may be eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions will be taxable to you even if the share price of the Fund has declined.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

Tax Treatment of United States Holders – Taxation of Distributions
Distributions paid out of the Fund’s current and accumulated earnings and profits are generally dividends taxable at ordinary income rates to each shareholder. Dividends will be taxable to you even if the share price of the Fund has declined. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a nontaxable return of capital up to the amount of a shareholder’s tax basis in its shares, and then as capital gain.

For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividends currently eligible for U.S. federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. In the case of corporate shareholders, subject to certain limitations (not all of which are discussed herein), a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. The aggregate amount so reported to either individual or corporate shareholders cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Although no assurances can be provided, the Fund generally expects that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders. Qualified dividend treatment may be eliminated if the Fund shares held by an individual investor are held for less than 61 days, and the corporate dividends-

received deduction may be eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions properly reported by the Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends received deduction or as qualified dividend income. The Fund will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.

Tax Treatment of United States Holders - Sales and Dispositions of Shares
The sale or exchange of Fund shares, including a redemption of Fund shares treated as a sale or exchange, is a taxable transaction for U.S. federal income tax purposes. A shareholder will generally recognize a capital gain or loss on any such transaction equal to the difference, if any, between the amount of its net sales proceeds and its adjusted tax basis in its Fund shares. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

Holders of “publicly offered” shares in a regulated investment company are generally entitled to treat proceeds from a redemption upon demand of their shares as distributions in part or full payment in exchange for such their shares. The definition of publicly offered for this purpose, however, requires the shares to be (a) continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act),(b) regularly traded on an established securities market, or (c) held by or for no fewer than 500 persons at all times during the taxable year. Holders of any class of interests in the Fund that do not satisfy these requirements should consult their tax advisors in connection with a redemption of their shares.

Tax Treatment of United States Holders - Medicare Tax
A 3.8% Medicare tax is currently imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary and Capital Gain dividends and net gains from taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.

Tax Treatment of Non-U.S. Shareholders
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

Backup Withholding
The Fund may be required to withhold proceeds at a rate set under Section 3406 of the Code for U.S. residents of certain payments to a shareholder unless the shareholder has completed and submitted to the Fund a Form W-9 providing the shareholder’s taxpayer identification number and certifying under penalties of perjury: (i) that such number is correct, (ii) that (A) the shareholder is exempt from backup withholding, (B) the shareholder has not been notified by the IRS that the shareholder is subject to backup withholding as a result of an under-reporting of interest or dividends, or (C) the IRS has notified the shareholder that the shareholder is no longer subject to backup withholding, and (iii) the shareholder is a U.S. citizen or other U.S. person (as defined in IRS Form W-9); or (b) an exception applies under applicable law and Treasury regulations. Backup withholding is not an additional tax, and any amounts withheld may be credited against a shareholder’s ultimate U.S. federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

FATCA and Similar Foreign Rules
The Foreign Account Tax Compliance Act, (“FATCA”) provisions of the Code impose a withholding tax of 30% on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid, and will be required to impose a 30% withholding tax on proceeds from the sale or other disposition of property producing U.S. sourced income paid effective January 1, 2019 to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. FATCA withholding will apply to any shareholder that does not properly certify its status as a U.S. person, or, in the case of a non-U.S. shareholder, the basis for its exemption from FATCA withholding. If the Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.

To implement FATCA, the U.S. government has entered into agreements with non-U.S. governments (and is otherwise bound via automatic exchange of information agreements in treaties) to provide reciprocal exchanges of taxpayer information to non-U.S. governments. The Fund will be required to perform due diligence reviews to classify non-U.S. entity investors for FATCA purposes. Shareholders agree to provide information necessary to allow the Fund to comply with the FATCA and similar foreign rules.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 190 Middle Street, Suite 301, Portland, ME 04101 (“Quasar”), serves as the Fund’s principal underwriter and distributor in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and arranges for the sale of the Fund’s shares. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Fund and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar upon a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. The Adviser does not currently intend to make such payments but reserves the right to initiate payments in the future without notice to shareholders. These payments may be divided into categories as follows:

Support Payments
Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events
The Adviser also may pay cash or non-cash compensation to sales representatives of Financial Intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the Financial Intermediaries’ client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of Financial Intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide such Financial Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

As of the date of this SAI, the Adviser does not have agreements with any firms to pay such support payments. Future support payments may be structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Fund for the fiscal year ended September 30, 2025, as set forth in the Fund’s Form N-CSR filed with the SEC for the fiscal period ended September 30, 2025, including the notes thereto and the report of the registered public accounting firm, are incorporated by reference into this SAI. You can obtain a copy of the financial statements contained in the Fund’s annual or semi-annual Form N-CSR without charge by calling the Fund toll-free 1-800-984-5014.

APPENDIX A

Verity Asset Management

PROXY VOTING POLICIES AND PROCEDURES

Verity Asset Management provides advisory services to Investment Companies registered and operating under the Investment Company Act of 1940, as amended, (each a “Fund”). In doing so, Verity Asset Management has been delegated the responsibility of voting Fund shareholder proxies, subject to the continuing oversight of the Board of Trustees of the Fund (“Board”).

Verity Asset Management votes proxies received in a manner consistent with the best interests of the Fund and its shareholders. Verity Asset Management is also required to present to the Board, at least annually, the Verity Asset Management written proxy policies and a record of each proxy voted by Verity Asset Management on behalf of the Fund, including a report on the resolution of all proxies identified by Verity Asset Management as involving a conflict of interest.

Verity Asset Management has adopted proxy policies, which may be amended from time to time.

Fiduciary Principals

In voting proxies, Verity Asset Management is guided by fiduciary principles. All proxies are to be voted solely in the best interests and in a manner that achieves a prudent economic outcome for the shareholders of the Fund. When we vote proxies, we will do so consistently in order to maximize the impact of our influence on the outcome of the vote. In some circumstances, we may determine it is in the best interest of the shareholders of the Fund to abstain from voting proxies, thereby influencing the outcome of a particular vote in an alternate manner.

The Fund

Verity Asset Management is the advisor and Fund Manager to the Verity U.S. Treasury Fund. The Fund is primarily comprised of fixed-income debt instruments of varying duration, credit risk, and yield issued by the United States Treasury and/or guaranteed and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities (“Debt Investments”). Debt Investments do not provide proxy voting rights to the beneficial owner of the Debt Investments, the Fund, or its Shareholders. Therefore, it is improbable that in the ongoing management of the Fund, the Fund Manager will typically be presented with the opportunity to vote proxies on behalf of the Shareholders of the Fund. The Fund is managed by a Fund Manager under the guidance and supervision of the Chief Investment Officer and President of Verity Asset Management.

Responsible Parties of Verity Asset Management

Fund Manager

In the event the Fund Manager is presented with the opportunity to vote proxies on behalf of the Shareholders of the Fund, the Fund Manager will promptly and prudently cast all votes with the appropriate issuer(s). The Fund Manager provides a record of all proxies voted or abstained during each calendar quarter to the Verity Asset Management Chief Investment Officer/President for oversight and
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supervision within thirty (30) days of the last business day of each calendar quarter (“Proxy Voting Record”).

Chief Investment Officer

The Verity Asset Management Chief Investment Officer reviews and provides oversight supervision for each quarterly Proxy Voting Record. The Chief Investment Officer of Verity Asset Management is also required to present to the Board of Trustees, at least annually, the Verity Asset Management written proxy policies and a record of each proxy voted by Verity Asset Management on behalf of the Fund, including a report on the resolution of all proxies identified by Verity Asset Management as involving a conflict of interest.
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SERIES PORTFOLIOS TRUST (the “Trust”)
PART C

(Verity U.S. Treasury Fund)

    OTHER INFORMATION

Item 28. Exhibits

(a)	(i)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
	(ii)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 4 on May 18, 2016.
(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 18 on October 31, 2016.
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreement between the Trust, on behalf of the Verity U.S. Treasury Fund, and Verity Asset Management – filed herewith.
(e)	(i)
Form of Distribution Agreement between the Trust and Quasar Distributors, LLC - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 108 on December 29, 2020.

(ii)
Novation Agreement between Quasar Distributors, LLC and Series Portfolios Trust - incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Post-Effective Amendment No. 123 on October 28, 2021.

		(A)	Amendment to Distribution Agreement between the Trust and Quasar Distributors, LLC filed on Form N-1A as Post-Effective Amendment No. 181 on October 30, 2023.
(f)		Bonus or Profit Sharing Contracts – not applicable.
(g)	(i)
Custodian Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)	Amendment to Custodian Agreement –- incorporated by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 210 on January 28, 2025.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)	Amendment to Fund Administration Servicing Agreement –- incorporated by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 210 on January 28, 2025.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 1 on November 5, 2015.

(A)	Amendment to Fund Accounting Servicing Agreement –- incorporated by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 210 on January 28, 2025.

(iii)
Amended and Restated Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC –- incorporated by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 150 on November 14, 2022.

(A)	Amendment to Transfer Agent Agreement –- incorporated by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 210 on January 28, 2025.

	(iv)	Power of Attorney dated July 22, 2021 - incorporated by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 119 on September 3, 2021.
	(v)	Operating Expenses Limitation Agreement between the Trust and Verity Asset Management – filed herewith.
(i)	(i)	Opinion and Consent of Counsel by Goodwin Procter LLP incorporated by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 181 on October 30, 2023.
	(ii)	Legal Opinion and Consent of Counsel by Thompson Hine LLP – filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)		Omitted Financial Statements – not applicable.
(l)		Initial Capital Agreement – not applicable.
(m)		Rule 12b-1 Plan – not applicable.
(n)		Rule 18f-3 Plan – not applicable.
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust –- incorporated by reference to Registrant's Registration Statement filed on Form N-1A as Post-Effective Amendment No. 150 on November 14, 2022.
	(ii)	Code of Ethics for Verity Asset Management filed on Form N-1A as Post-Effective Amendment No. 181 on October 30, 2023.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII, Section 2 of the Registrant’s Amended and Restated Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated Bylaws, and Section 8 of the Distribution Agreement. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    The response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. Abacus FCF ETF Trust
2. Advisor Managed Portfolios
3. Antares Private Credit Fund
4. Capital Advisors Growth Fund, Series of Advisors Series Trust
5. Chase Growth Fund, Series of Advisors Series Trust
6. Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7. Edgar Lomax Value Fund, Series of Advisors Series Trust
8. Huber Large Cap Value Fund, Series of Advisors Series Trust
9. Huber Mid Cap Value Fund, Series of Advisors Series Trust
10. Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11. Huber Small Cap Value Fund, Series of Advisors Series Trust
12. Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13. Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14. Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15. O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16. PIA BBB Bond Fund, Series of Advisors Series Trust
17. PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18. PIA High Yield Fund, Series of Advisors Series Trust
19. PIA MBS Bond Fund, Series of Advisors Series Trust
20. PIA Short-Term Securities Fund, Series of Advisors Series Trust
21. Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22. Poplar Forest Partners Fund, Series of Advisors Series Trust
23. Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24. Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25. Pzena International Value Fund, Series of Advisors Series Trust
26. Pzena Mid Cap Value Fund, Series of Advisors Series Trust

27. Pzena Small Cap Value Fund, Series of Advisors Series Trust
28. Reverb ETF, Series of Advisors Series Trust
29. Scharf ETF, Series of Advisors Series Trust
30. Scharf Global Opportunity ETF, Series of Advisors Series Trust
31. Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32. Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33. Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34. The Aegis Funds
35. Allied Asset Advisors Funds
36. Angel Oak Funds Trust
37. Angel Oak Strategic Credit Fund
38. Brookfield Infrastructure Income Fund Inc.
39. Brookfield Investment Funds
40. Buffalo Funds
41. RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
42. RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
43. RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
44. DoubleLine Funds Trust
45. AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46. AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47. AAM Crescent CLO ETF, Series of ETF Series Solutions
48. AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49. AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50. AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
51. AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
52. AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
53. AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
54. AAM Transformers ETF, Series of ETF Series Solutions
55. Acquirers Deep Value ETF, Series of ETF Series Solutions
56. Aptus April Buffer, Series of ETF Series Solutions
57. Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
58. Aptus Deferred Income ETF, Series of ETF Series Solutions
59. Aptus Defined Risk ETF, Series of ETF Series Solutions
60. Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
61. Aptus Enhanced Yield ETF, Series of ETF Series Solutions
62. Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
63. Aptus January Buffer ETF, Series of ETF Series Solutions
64. Aptus July Buffer ETF, Series of ETF Series Solutions
65. Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
66. Aptus Large Cap Upside ETF, Series of ETF Series Solutions
67. Aptus October Buffer ETF, Series of ETF Series Solutions
68. Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
69. Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
70. Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
71. BTD Capital Fund, Series of ETF Series Solutions
72. Carbon Strategy ETF, Series of ETF Series Solutions
73. ClearShares OCIO ETF, Series of ETF Series Solutions
74. ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
75. ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
76. Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
77. Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
78. Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions

79. Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
80. ETFB Green SRI REITs ETF, Series of ETF Series Solutions
81. Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
82. Hoya Capital Housing ETF, Series of ETF Series Solutions
83. LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
84. LHA Market State Tactical Q ETF, Series of ETF Series Solutions
85. LHA Risk-Managed Income ETF, Series of ETF Series Solutions
86. McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
87. Opus Small Cap Value ETF, Series of ETF Series Solutions
88. The Acquirers Fund, Series of ETF Series Solutions
89. The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
90. The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
91. U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
92. U.S. Global JETS ETF, Series of ETF Series Solutions
93. U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
94. U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
95. US Vegan Climate ETF, Series of ETF Series Solutions
96. Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
97. Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
98. First American Funds Trust
99. FundX Investment Trust
100. The Glenmede Fund, Inc.
101. The GoodHaven Funds Trust
102. Harding, Loevner Funds, Inc.
103. Hennessy Funds Trust
104. Horizon Funds
105. Hotchkis & Wiley Funds
106. Intrepid Capital Management Funds Trust
107. Jacob Funds Inc.
108. The Jensen Quality Growth Fund Inc.
109. Kirr, Marbach Partners Funds, Inc.
110. Core Alternative ETF, Series of Listed Funds Trust
111. Optimized Equity Income ETF, Series of Listed Funds Trust
112. Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
113. Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
114. LKCM Funds
115. LoCorr Investment Trust
116. MainGate Trust
117. ATAC Rotation Fund, Series of Managed Portfolio Series
118. Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
119. Kensington Active Advantage Fund, Series of Managed Portfolio Series
120. Kensington Defender Fund, Series of Managed Portfolio Series
121. Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
122. Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
123. Kensington Managed Income Fund, Series of Managed Portfolio Series
124. LK Balanced Fund, Series of Managed Portfolio Series
125. Leuthold Core ETF, Series of Managed Portfolio Series
126. Leuthold Core Investment Fund, Series of Managed Portfolio Series
127. Leuthold Global Fund, Series of Managed Portfolio Series
128. Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
129. Leuthold Select Industries ETF, Series of Managed Portfolio Series
130. Muhlenkamp Fund, Series of Managed Portfolio Series

131. Nuance Concentrated Value Fund, Series of Managed Portfolio Series
132. Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133. Olstein All Cap Value Fund, Series of Managed Portfolio Series
134. Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
135. Port Street Quality Growth Fund, Series of Managed Portfolio Series
136. Prospector Capital Appreciation Fund, Series of Managed Portfolio Series
137. Prospector Opportunity Fund, Series of Managed Portfolio Series
138. Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139. Reinhart International PMV Fund, Series of Managed Portfolio Series
140. Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
141. Tremblant Global ETF, Series of Managed Portfolio Series
142. Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
143. Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
144. Hood River International Opportunity Fund, Series of Manager Directed Portfolios
145. Hood River New Opportunities Fund, Series of Manager Directed Portfolios
146. Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
147. SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
148. SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
149. SWP Growth & Income ETF, Series of Manager Directed Portfolios
150. Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
151. Mason Capital Fund Trust
152. Matrix Advisors Funds Trust
153. Monetta Trust
154. Nicholas Equity Income Fund, Inc.
155. Nicholas Fund, Inc.
156. Nicholas II, Inc.
157. Nicholas Limited Edition, Inc.
158. Oaktree Diversified Income Fund Inc.
159. Permanent Portfolio Family of Funds
160. Perritt Funds, Inc.
161. Procure ETF Trust II
162. Professionally Managed Portfolios
163. Provident Mutual Funds, Inc.
164. Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
165. Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
166. Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
167. Aquarius International Fund, Series of The RBB Fund, Inc.
168. Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
169. Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
170. Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
171. Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172. Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173. Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174. Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175. F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176. F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177. F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178. F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
179. F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
180. F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
181. F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
182. F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.

183. F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
184. F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
185. F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
186. F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
187. F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
188. F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
189. F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
190. F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
191. F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
192. F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
193. F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
194. F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
195. F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
196. F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
197. Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
198. Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
199. Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
200. Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
201. Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
202. Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
203. Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
204. Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
205. Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
206. MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
207. Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
208. Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
209. SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
210. SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
211. SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
212. SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
213. SGI Global Equity Fund, Series of The RBB Fund, Inc.
214. SGI Peak Growth Fund, Series of The RBB Fund, Inc.
215. SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
216. SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
217. SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
218. SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
219. WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
220. WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
221. The RBB Fund Trust
222. RBC Funds Trust
223. Rockefeller Municipal Opportunities Fund
224. SEG Partners Long/Short Equity Fund
225. Series Portfolios Trust
226. Thompson IM Funds, Inc.
227. Tortoise Capital Series Trust
228. Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
229. Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
230. CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
231. CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
232. CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
233. CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
234. RiverPark Strategic Income Fund, Series of Trust for Professional Managers

235. Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
236. Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
237. Jensen Quality MidCap Fund, Series of Trust for Professional Managers
238. Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
239. Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
240. Wall Street EWM Funds Trust

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301 Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301 Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301 Portland, ME 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301 Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	190 Middle Street, Suite 301 Portland, ME 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

    (c)    Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Registrant’s Investment Adviser	Verity Asset Management 280 South Mangum Street, Suite 550 Durham, NC 27701
Item 34. Management Services
    Not applicable.

Item 35. Undertakings
    Not applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Series Portfolios Trust, certifies that this Post-Effective Amendment No. 238 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and it has duly caused this Post-Effective Amendment No. 238 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 27th day of January, 2026.
Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 238 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	January 27, 2026
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	January 27, 2026
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	January 27, 2026
Koji Felton

/s/ Ryan L. Roell	President and Principal	January 27, 2026
Ryan L. Roell	Executive Officer

/s/ Douglas Schafer*	Treasurer, Principal Financial	January 27, 2026
Douglas Schafer	Officer and Principal Accounting
Officer

*By: /s/ Ryan L. Roell		January 27, 2026
Ryan L. Roell Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(d)	Investment Advisory Agreement between the Trust and Verity Asset Management
(h)(v)	Operating Expenses Limitation Agreement between the Trust and Verity Asset Management
(i)(ii)	Legal Opinion and Consent of Counsel by Thompson Hine LLP
(j)	Consent of Independent Registered Public Accounting Firm